Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2015

Collection Period Start	1-Sep-15	Distribution Date	15-Oct-15
Collection Period End	30-Sep-15	30/360 Days	30
Beg. of Interest Period	15-Sep-15	Actual/360 Days	30
End of Interest Period	15-Oct-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	291,248,192.99	242,908,458.25	0.1600329
Total Securities		1,517,865,698.77	291,248,192.99	242,908,458.25	0.1600329
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.336550%	400,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	0.740000%	109,825,000.00	33,207,494.22	0.00	0.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	242,908,458.25	0.9413572

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	33,207,494.22	20,477.95	302.3673501	0.1864598
Certificates	15,132,240.52	0.00	58.6428443	0.0000000
Total Securities	48,339,734.74	20,477.95

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,924,469.61
Monthly Interest				1,293,467.74
Total Monthly Payments				5,217,937.35

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				285,967.21
Aggregate Sales Proceeds Advance				21,471,564.27
Total Advances				21,757,531.48

Vehicle Disposition Proceeds:
Reallocation Payments				30,926,089.24
Repurchase Payments				3,260,442.14
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,423,711.18
Excess Wear and Tear and Excess Mileage				315,499.87
Remaining Payoffs				0.00
Net Insurance Proceeds				212,693.13
Residual Value Surplus				696,652.53
Total Collections				74,810,556.92

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	17,895,953.24			1,166
Involuntary Repossession	93,190.00			7
Voluntary Repossession	13,632.00			1
Full Termination	12,916,013.00			817
Bankruptcy	7,301.00			1
Insurance Payoff		209,695.89		13
Customer Payoff			527,524.67	31
Grounding Dealer Payoff			8,856,540.09	471
Dealer Purchase			2,411,359.31	119
Total	30,926,089.24	209,695.89	11,795,424.07	2,626

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	15,732	326,795,750.27	7.00000%	291,248,192.99
Total Depreciation Received		(4,651,883.86)		(3,755,812.14)
Principal Amount of Gross Losses	(31)	(560,804.22)		(497,349.83)
Repurchase / Reallocation	(200)	(3,459,815.34)		(3,260,442.14)
Early Terminations	(795)	(14,623,828.66)		(12,766,598.69)
Scheduled Terminations	(1,628)	(30,788,076.13)		(28,059,531.94)
Pool Balance - End of Period	13,078	272,711,342.06		242,908,458.25

Remaining Pool Balance
Lease Payment				19,796,488.78
Residual Value				223,111,969.47
Total				242,908,458.25

III. DISTRIBUTIONS

Total Collections					74,810,556.92
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					74,810,556.92

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					306,776.30
3. Reimbursement of Sales Proceeds Advance					24,239,792.07
4. Servicing Fee:
Servicing Fee Due					242,706.83
Servicing Fee Paid					242,706.83
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					24,789,275.20

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	20,477.95

Class A-4 Notes Monthly Interest Paid	20,477.95
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	20,477.95
Total Note and Certificate Monthly Interest Paid	20,477.95
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	50,000,803.77

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	48,339,734.74

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	48,339,734.74
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,661,069.03

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,661,069.03
Gross Reserve Account Balance		24,429,054.51
Remaining Available Collections Released to Seller		1,661,069.03
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		4.61
Monthly Prepayment Speed		94%
Lifetime Prepayment Speed		73%

	$	units
Recoveries of Defaulted and Casualty Receivables	407,246.65
Securitization Value of Gross Losses and Casualty Receivables	497,349.83	31
Aggregate Defaulted and Casualty Gain (Loss)	(90,103.18)
Pool Balance at Beginning of Collection Period	291,248,192.99
Net Loss Ratio	-0.0309%

Cumulative Net Losses for all Periods	0.1857%	2,818,574.80

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,752,175.81	155
61-90 Days Delinquent	731,164.93	41
91-120+ Days Delinquent	414,618.74	27
Total Delinquent Receivables:	3,897,959.48	223
60+ Days Delinquencies as Percentage of Receivables	0.39%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	30,811,966.24	1982
Securitization Value	33,314,415.24
Aggregate Residual Gain (Loss)	(2,502,449.00)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	465,969,859.67	30,235
Cumulative Securitization Value	507,982,485.44
Cumulative Residual Gain (Loss)	(42,012,625.77)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		38,171,374.76
Reimbursement of Outstanding Advance		24,239,792.07
Additional Advances for current period		21,471,564.27
Ending Balance of Residual Advance		35,403,146.96

Beginning Balance of Payment Advance		636,639.72
Reimbursement of Outstanding Payment Advance		306,776.30
Additional Payment Advances for current period		285,967.21
Ending Balance of Payment Advance		615,830.63

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No